RESTRUCTURING COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 475,000.0	$ 9,100,000
Accrued losses change
Balance-Beginning of year	6,697,000	10,815,000
Reduction of accrual due to net cash payments	(3,847,000)	(14,030,000)
Restructuring costs	(475,000)	9,135,000
Accretion expense	225,000	259,000
Effects of fluctuations in foreign currency exchange rates	(126,000)	518,000
Balance-End of year	2,474,000	6,697,000
Leased Property Losses
Accrued losses change
Balance-Beginning of year	2,866,000	2,958,000
Reduction of accrual due to net cash payments	(901,000)	(715,000)
Restructuring costs	131,000	319,000
Accretion expense	225,000	259,000
Effects of fluctuations in foreign currency exchange rates	(46,000)	45,000
Balance-End of year	2,275,000	2,866,000
Employee Termination Costs
Accrued losses change
Balance-Beginning of year	3,831,000	7,857,000
Reduction of accrual due to net cash payments	(2,946,000)	(13,315,000)
Restructuring costs	(606,000)	8,816,000
Effects of fluctuations in foreign currency exchange rates	(80,000)	473,000
Balance-End of year	$ 199,000	$ 3,831,000